Stock options	12 Months Ended
Oct. 31, 2018
Stock Options [Abstract]
Stock options [Text Block]

12.      Stock options

(a)        Stock option plan

The Company has a fixed stock option plan. Under the Company’s stock option plan (the “Plan”), the Company may grant options for up to 18,840,000 shares of common stock to directors, officers, employees or consultants of the Company and its subsidiaries. The exercise price of each option is equal to or greater than the market price of the Company’s shares on the date of grant unless otherwise permitted by applicable securities regulations. An option’s maximum term under the Plan is 10 years. Stock options are fully vested upon issuance by the Company unless the Board of Directors stipulates otherwise by Directors’ resolution.

(b)        Summary of changes

	Number of	Weighted average
	options	exercise price
Outstanding at November 1, 2016	4,395,000	$0.45
Granted	2,890,000	0.25
Expired	(690,000)	(0.35)
Outstanding at October 31, 2017	6,595,000	$0.37
Granted	2,200,000	0.10
Expired	(2,545,000)	0.34
Outstanding at October 31, 2018	6,250,000	$0.29

The weighted average exercise price on the dates of issuance was $0.29 (2017 - $0.37) .

All options vest immediately upon issuance. Of the options issued during the year ended October 31, 2018, 700,000 stock options were issued to directors and officers (2017 - 2,500,000) (2016 - nil) and 1,500,000 stock options were issued to employees (2017 - 390,000); (2016 - nil).

(c)        Stock options outstanding at October 31, 2018

			Weighted average
				Remaining
		Number of		contractual life
Date of issue	Expiry Date	options	Exercise price	(years)
February 10, 2014	February 10, 2019	350,000	$0.85	0.3
April 25, 2014	April 25, 2019	170,000	0.64	0.5
June 4, 2015	June 4, 2020	300,000	0.49	1.6
August 20, 2015	August 20, 2020	940,000	0.46	1.8
September 30, 2015	September 30, 2020	250,000	0.40	1.9
December 30, 2016	December 30, 2021	2,040,000	0.25	3.2
June 29, 2018	June 29, 2023	2,200,000	0.10	4.7
Outstanding and exercisable at October 31, 2018		6,250,000	$0.29	3.1

(d)        Fair value of options issued during the year

The fair value of the stock options is determined in accordance with the Black Scholes option-pricing model. The underlying assumptions are as follows:

	2018	2017
Share price at grant date (per share)	$0.09	$0.21
Exercise price	$0.10	$0.25
Volatility factor (based on historical volatility)	95%	100%
Risk free interest rate	2.07%	0.72%
Expected life of options (in years)	5	5
Expected dividend yield	0%	0%
Forfeiture rate	0%	0%
Weighted average Black Scholes value at grant date	$0.06	$0.15

Volatility was estimated using the historical volatility of the Company's stock prices for common shares.